Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
The components of our other intangible assets were as follows (in thousands):

		December 31, 2020			December 31, 2019
	Useful Lives	Gross Amount	Accum. Amort	Net Amount	Gross Amount	Accum. Amort	Net Amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4 years	75,000	(67,187)	7,813	75,000	(48,437)	26,563
Purchased technology	5 years	45,423	(33,149)	12,274	45,423	(24,487)	20,936
Development costs	3 years	9,486	(8,434)	1,052	9,486	(5,096)	4,390
Software	4 years	2,406	(2,181)	225	2,400	(1,592)	808

Total		$182,315	$(110,951)	$71,364	$182,309	$(79,612)	$102,697

Summary of estimated amortization expense	Estimated amortization expense for the years ending December 31, 2021 through 2025 is as follows (in thousands):

Year	Expense
2021	$17,735
2022	3,629
2023	0
2024	0
2025	0